UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          February 12, 2009
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   33
                                                     ------------

Form 13F Information Table Value Total:              $  128,838
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Brandywine Realty T     COM       105368203    845694           109688SH      SOLE          109688        0         0
Brink's Company         COM       109696104   1799132            66932SH      SOLE           66932        0         0
Brinks Home Securit     COM       146229109   1468903            67012SH      SOLE           67012        0         0
Carter's                COM       159864107   4371500           226973SH      SOLE          226973        0         0
Charles River Labs      COM       16115Q308   2239183            85465SH      SOLE           85465        0         0
Chart Industries        COM       17273K109   1239362           116591SH      SOLE          116591        0         0
Circor Int'l            COM        369300108   133677             4861SH      SOLE           4861         0         0
Edwards Lifescience     COM       298736109   3867216            70377SH      SOLE           70377        0         0
Euronet Worldwide       COM       369300108   2518581           216932SH      SOLE          216932        0         0
General Cable           COM       37940X102   2160374           122124SH      SOLE          122124        0         0
Global Payments         COM       404132102   2363503            72080SH      SOLE           72080        0         0
HCC Insurance Holdi     COM       428291108   4765084           178134SH      SOLE          178134        0         0
Hexcel                  COM       44107P104   2599359           351740SH      SOLE          351740        0         0
Host Hotels & Resor     COM       45167R104   2300508           303898SH      SOLE          303898        0         0
IDEX Corporation        COM       469814107   2082913            86249SH      SOLE           86249        0         0
Jacobs Engineering      COM       492914106   2780228            57801SH      SOLE           57801        0         0
Key Energy Services     COM       494550106   1236590           280406SH      SOLE          280406        0         0
Kinder Morgan Energ     COM       49455U100   2772816            60608SH      SOLE           60608        0         0
Kinder Morgan Manag     COM       501044101   1439419            36003SH      SOLE           36003        0         0
Kroger                  COM       637071101   5045921           191061SH      SOLE          191061        0         0
National Oilwell Va     COM       681904108    926863            37924SH      SOLE           37924        0         0
Neustar                 COM       G6852T105   3089839           161518SH      SOLE          161518        0         0
Omnicare                COM       723787107   4855862           174923SH      SOLE          174923        0         0
PartnerRe               COM       74251V102   3673968            51550SH      SOLE           51550        0         0
Pioneer Natural Res     COM       776696106   1435716            88734SH      SOLE           88734        0         0
Roper Industries        COM       778296103   1440300            33179SH      SOLE           33179        0         0
Ross Stores             COM       784117103   4210690           141631SH      SOLE          141631        0         0
SEI Investments         COM       844030106   2796427           178003SH      SOLE          178003        0         0
Southern Union Co.      COM       91911X104   3351945           257051SH      SOLE          257051        0         0
Valeant Pharma          COM       92220P105   4758780           207807SH      SOLE          207807        0         0
Wabtec                  COM       929740108   3942484            99182SH      SOLE           99182        0         0
Waddell & Reed Fina     COM       930059100   2767479           179009SH      SOLE          179009        0         0
Weatherford Interna     COM       G95089101   1524982           140941SH      SOLE          140941        0         0
Zebra Technnologies     COM       989207105   2301718           113609SH      SOLE          113609        0         0

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